EXHIBIT 99.1

SCF Equipment Leasing 2017-1 LLC
Equipment Contract Backed Notes, Series 2017-1

Report To:
Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-1 LLC
Credit Suisse Securities (USA) LLC

3 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC SCF Equipment Leasing 2017-1 LLC 5601 Granite Parkway, Suite 1350 Plano, Texas 75024 Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010
Re: SCF Equipment Leasing 2017-1 LLC (the “Issuer”) Equipment Contract Backed Notes, Series 2017-1 (the “Notes”)

We have performed the procedures enumerated in Attachment A, which was agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Stonebriar Commercial Finance LLC (the “Originator”), on behalf of the Issuer, provided us with:
a.
An electronic data file and the corresponding record layout and decode information (the “Preliminary Data File”) that the Originator, on behalf of the Issuer, indicated contains information relating to the Contracts as of the later of 31 December 2016 or the date in January 2017 on which the Originator acquired or funded the relevant Contract (the “Initial Cut-Off Date”),

b.
An electronic data file (the “Invoice Due Date Data File”) that the Originator, on behalf of the Issuer, indicated contains information on the invoice due date (“paid to date”) relating to the Contracts as of the Initial Cut-Off Date,

c.	Imaged copies of:
i.
The loan and security agreement, promissory note, lease agreement, contribution agreement, payment schedule, amendment(s) and addendum(s) (as applicable and collectively, the “Loan & Lease Agreement”) and

ii.	Certain printed screen shots from the Originator’s servicing system (the “System Screenshots,” together with the Loan & Lease Agreement, the “Source Documents”)
relating to the Contracts,
d.
The list of relevant characteristics on the Preliminary Data File and Data File (as defined in Attachment A) (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Originator, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents, or to information we recalculated using information contained in the Source Documents,

e.
A list of characteristics on the Data File (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Originator, on behalf of the Issuer, instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, Credit Suisse Securities (USA) LLC (the “Structuring Agent”), on behalf of the Issuer, provided us with:
a.
An electronic data file and the corresponding record layout and decode information (the “Base Data File,” together with the Preliminary Data File and Invoice Due Date Data File, the “Provided Data Files”) that the Structuring Agent, on behalf of the Issuer, indicated contains information relating to the Contracts as of the Initial Cut-Off Date and

b.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Updated Preliminary Data File (as defined in Attachment A), Data File or Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Originator or Structuring Agent, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Contracts (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator or Structuring Agent, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contracts,
iii.	Whether the originator of the Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 February 2017

Attachment A

Procedures performed and our associated findings

1.
For each Contract on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information contained in, or to the corresponding information we recalculated using information contained in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A.

2.
As instructed by the Originator, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Originator.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.
As instructed by the Originator, on behalf of the Issuer, we appended the information for each Contract on the Base Data File with the corresponding paid to date information, as shown on the Invoice Due Date Data File.  The Base Data File, as appended, is hereinafter referred to as the “Data File.”

4.	Using information on the:
a.	Data File and
b.	Updated Preliminary Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Compared Characteristic	Field Name	Source Document(s)	Note(s)

Lease number	<blank> (Column A)	Loan & Lease Agreement or System Screenshots	i.
Customer name	CUST.NAME	Loan & Lease Agreement	ii., iii.
Contract type	LEASE.TYPE	Loan & Lease Agreement	iv.
Commencement date	ACTIV.DATE	Loan & Lease Agreement or System Screenshots	ii., v., vi.
Contract term	CONTRACT.TERM	Loan & Lease Agreement or System Screenshots	ii., vi.
Termination date	TERM.DATE	(a) Loan & Lease Agreement or (b) Loan & Lease Agreement or System Screenshots and recalculation	ii., vi., vii.
Billing cycle	FREQ	Loan & Lease Agreement
Equipment cost	EQUIPMENT.COST	Loan & Lease Agreement or System Screenshots	ii., vi.
Contract payment amount	CONTRACT.PYMT	(a) Loan & Lease Agreement or System Screenshots or (b) Loan & Lease Agreement and recalculation	ii., vi., viii.
State	CUST.STATE	Loan & Lease Agreement or System Screenshots	vi.
Balloon amount	Balloon	(a) Loan & Lease Agreement or (b) Loan & Lease Agreement and recalculation	ii., ix.
Interest rate	Yield	System Screenshots	ii.
Paid to date	INVOICE DUE DAY	System Screenshots
Last payment date	LAST.PYMT.DATE	System Screenshots
Residual	Residual	System Screenshots	x.
Payments remaining	Payment Remaining to be Received	System Screenshots	xi.
Remaining receivable balance	Remaining Receivable	System Screenshots
Industry (SIC description)	SIC.DESC	System Screenshots	iii.
SIC code	SIC.CODE	System Screenshots
Country	UATB.CU.ALPHA.FIELD4	Loan & Lease Agreement or System Screenshots	vi.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.
With respect to the Contracts, the applicable Source Document contains conflicting information relating to the indicated Compared Characteristic.  The Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to any of the information on the corresponding Source Document.  We performed no procedures to reconcile any conflicting information which exists in the Source Documents for any of the Compared Characteristics.

iii.
For the purpose of comparing the customer name and industry (SIC description) Compared Characteristics for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviations, truncations or punctuation.

iv.
For the purpose of comparing the contract type Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Preliminary Data File Value	Source Document Value
CS	Loan
LP	Lease
TL	Lease
XX	Lease

v.	For the purpose of comparing the commencement date Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- 2 days or less.

vi.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, provided one or more of the indicated Source Documents.  The Originator, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in notes ii. and v. above and notes vii. and viii. below).  We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristics.

vii.
For the purpose of comparing the termination date Compared Characteristic for each Contract, the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the termination date on the Preliminary Data File agrees with the month and year of the termination date on the Loan & Lease Agreement or System Screenshots (and in accordance with the methodologies in note ii. and vi. above).

Exhibit 1 to Attachment A

Notes:  (continued)

vii.  (continued)

For the purpose of comparing the termination date Compared Characteristic for each Contract that does not have the termination date specifically stated on the Loan & Lease Agreement or System Screenshots, the Originator, on behalf of the Issuer, instructed us to recalculate the termination date by adding:
a.	The number of months in the contract term, as shown on the Loan & Lease Agreement or System Screenshots (and in accordance with the methodologies described in notes ii. and vi. above), to
b.	The commencement date, as shown on the Loan & Lease Agreement or System Screenshots (and in accordance with the methodologies described in notes ii., v. and vi. above).

viii.
For each Contract that does not have the contract payment amount specifically stated on the Loan & Lease Agreement or System Screenshots, the Originator, on behalf of the Issuer, instructed us to recalculate the contract payment amount by multiplying the:

a.	Lessor’s cost by
b.	Rental factor,
both as shown on the Loan & Lease Agreement.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00.

ix.
For the purpose of comparing the balloon amount Compared Characteristic for each Contract with a balloon amount value greater than “($)0.00,” as shown on the Preliminary Data File (each, a “Balloon Contract”), the Originator, on behalf of the Issuer, instructed us to use the Loan & Lease Agreement as the Source Document.

For each Balloon Contract that does not have a balloon amount specifically stated on the Loan & Lease Agreement, the Originator, on behalf of the Issuer, instructed us to recalculate the balloon amount by multiplying the:
a.	Lessor’s cost by
b.	Applicable extension rate,
both as shown on the Loan & Lease Agreement.

For the purpose of comparing the balloon amount Compared Characteristic for each Contract that is not a Balloon Contract, the Originator, on behalf of the Issuer, instructed us to use “($)0.00” for the balloon amount.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- 5% or less (as a percentage of the balloon amount, as shown on the Preliminary Data File).

Exhibit 1 to Attachment A

Notes:  (continued)

x.	For the purpose of comparing the residual Compared Characteristic, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00.

xi.
For the purpose of comparing the payments remaining Compared Characteristic for each Contract for which the payments remaining, as shown on the System Screenshots, does not agree with the payments remaining, as shown on the Preliminary Data File, the Originator, on behalf of the Issuer, instructed us to recalculate the payments remaining as the difference between the:

a.	Contract term, as shown on the Loan & Lease Agreement or System Screenshots (and in accordance with notes ii. and vi. above) and
b.	Payments made, as shown on the System Screenshots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Compared Characteristic Differences between the Data File and Updated Preliminary Data File

Lease Number	Compared Characteristic	Data File Value	Updated Preliminary Data File Value

500-0001063-001	Industry (SIC description)	Aircraft Parts	Precision
	SIC code	3728	3369

500-0001061-002	Last payment date	2/6/2017	2/11/2017

500-0001061-003	Last payment date	2/6/2017	2/16/2017

500-0001063-002	Industry (SIC description)	Aircraft Parts	Precision
	SIC code	3728	3369

500-0001063-003	Industry (SIC description)	Aircraft Parts	Precision
	SIC code	3728	3369

500-0001063-004	Industry (SIC description)	Aircraft Parts	Precision
	SIC code	3728	3369

501-0001039-201	Payments remaining	102	101
	Paid to date	1/1/2017	2/1/2017

Exhibit 3 to Attachment A

Provided Characteristics

Provided Characteristic	Provided Characteristic

DBA	Dec-17
BRANCH	Jan-18
Payment Date	Feb-18
Scrap Value	Mar-18
Pre-Payment	Apr-18
Fiscal Agent	May-18
Titled Vehicles	Jun-18
SEC.DEPOSIT	Jul-18
LS.NET.INVEST	Aug-18
UATB.EBO.DATES1	Sep-18
UATB.EBO.AMOUNTS1	Oct-18
UATB.EBO.DATES2	Nov-18
UATB.EBO.AMOUNTS2	Dec-18
UM.COMMENTS	Jan-19
UATB.EARNING.FLAG	Feb-19
Payment Remaining to be Invoiced	Mar-19
CR.SCORING	Apr-19
UATB.CU.TABLE1	May-19
UATB.CU.TABLE1.DESC	Jun-19
UATB.CU.ALPHA.FIELD6	Jul-19
UATB.CU.ALPHA.FIELD7	Aug-19
UATB.GUAR1.NAME	Sep-19
UATB.GUAR2.NAME	Oct-19
UATB.GUAR3.NAME	Nov-19
UATB.GUAR4.NAME	Dec-19
Asset Class	Jan-20
Total Stream Cash Flow	Feb-20
Jan-17	Mar-20
Feb-17	Apr-20
Mar-17	May-20
Apr-17	Jun-20
May-17	Jul-20
Jun-17	Aug-20
Jul-17	Sep-20
Aug-17	Oct-20
Sep-17	Nov-20
Oct-17	Dec-20
Nov-17	Jan-21

Exhibit 3 to Attachment A

Provided Characteristic	Provided Characteristic
Feb-21	May-24
Mar-21	Jun-24
Apr-21	Jul-24
May-21	Aug-24
Jun-21	Sep-24
Jul-21	Oct-24
Aug-21	Nov-24
Sep-21	Dec-24
Oct-21	Jan-25
Nov-21	Feb-25
Dec-21	Mar-25
Jan-22	Apr-25
Feb-22	May-25
Mar-22	Jun-25
Apr-22	Jul-25
May-22	Aug-25
Jun-22	Sep-25
Jul-22	Oct-25
Aug-22	Nov-25
Sep-22	Dec-25
Oct-22	Jan-26
Nov-22	Feb-26
Dec-22	Mar-26
Jan-23	Apr-26
Feb-23	May-26
Mar-23	Jun-26
Apr-23	Jul-26
May-23	Aug-26
Jun-23	Sep-26
Jul-23	Oct-26
Aug-23	Nov-26
Sep-23	Dec-26
Oct-23	Jan-27
Nov-23	Feb-27
Dec-23	Mar-27
Jan-24	Apr-27
Feb-24	May-27
Mar-24	Jun-27
Apr-24	Jul-27

Exhibit 3 to Attachment A

Provided Characteristic
Aug-27

Note:  We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.